Statements of Stockholders' Equity (Deficit) - USD ($)	Stock to be Issued for Cash [Member] Common Stock To Be Issued [Member]	Stock to be Issued for Cash [Member]	Stock to be Issued for Cash from Warrant Exercises [Member] Common Stock Warrants To Be Issued [Member]	Stock to be Issued for Cash from Warrant Exercises [Member]	Stock Issued for Cash from Warrant Exercises at $5.00 [Member] Common Stock [Member]	Stock Issued for Cash from Warrant Exercises at $5.00 [Member] Additional Paid-in Capital [Member]	Stock Issued for Cash from Warrant Exercises at $5.00 [Member]	Stock Issued for Cash from Warrant Exercises at $10.00 [Member] Common Stock [Member]	Stock Issued for Cash from Warrant Exercises at $10.00 [Member] Additional Paid-in Capital [Member]	Stock Issued for Cash from Warrant Exercises at $10.00 [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member] Common Stock [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member] Additional Paid-in Capital [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Common Stock Warrants To Be Issued [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012														$ 10	$ 37	$ 343	$ 7,000	$ 0	$ 0	$ 12,820,127	$ (14,811,256)	$ (1,983,739)
Balance (in Shares) at Dec. 31, 2012														100,000	375,000	3,425,684
Valuation of the vested portion of employee and non-employee stock options																				184,973		184,973
Common stock issued for previous deposits at $5.00 per share																$ 0	(7,000)			7,000
Common stock issued for previous deposits at $5.00 per share (in Shares)																1,400
Capital contributed/co-founders' forfeiture of contractual compensation																				79,000		79,000
Common stock issued for services at $5.00 per share																						0
Amortization of restricted stock grant																				45,000		45,000
Common stock issued for cash																$ 7				346,923		346,930
Common stock issued for cash (in Shares)																69,386
Common stock issued in conversion of securities																$ 0				19,100		19,100
Common stock issued in conversion of securities (in Shares)																3,820
Common stock to be issued for cash																	1,500					1,500
Warrants																				120,000	(120,000)
Series B Preferred stock - cumulative dividends																				105,000	(105,000)
Net loss																					(3,614,856)	(3,614,856)
Balance at Dec. 31, 2013														$ 10	$ 37	$ 350	1,500	0	0	13,727,123	(18,651,112)	(4,922,092)
Balance (in Shares) at Dec. 31, 2013														100,000	375,000	3,500,290
Valuation of the vested portion of employee and non-employee stock options																				147,096		147,096
Capital contributed/co-founders' forfeiture of contractual compensation																				79,000		79,000
Common stock issued for services at $5.00 per share																$ 1				59,999		$ 60,000
Common stock issued for services at $5.00 per share (in Shares)																12,000						12,000
Common stock issued for cash																$ 43				2,084,072		$ 2,084,115
Common stock issued for cash (in Shares)																424,862
Common stock issued in conversion of securities					$ 0	$ 24,000	$ 24,000	$ 0	$ 20,000	$ 20,000	$ 4	$ 215,481	$ 215,485
Common stock issued in conversion of securities (in Shares)					4,800			2,000			43,097
Common stock to be issued for cash	$ 330	$ 16,500	$ 480	$ 24,000
Warrants																				209,576		209,576
Valuation of the vested portion of non-employee stock grants																$ 5				1,049,995		1,050,000
Valuation of the vested portion of non-employee stock grants (in Shares)																50,000
Series B Preferred stock - cumulative dividends																				105,000	(105,000)
Accretion of Beneficial Conversion Feature on Preferred Shares dividends issued in kind																				(71,307)	71,307
Net loss																					(4,223,467)	(4,223,467)
Balance at Dec. 31, 2014														$ 10	$ 37	$ 404	$ 18,000	$ 24,000	$ 0	$ 17,650,034	$ (22,908,272)	(5,215,787)
Balance (in Shares) at Dec. 31, 2014														100,000	375,000	4,037,049
Common stock issued for services at $5.00 per share																						$ 17,000
Common stock issued for services at $5.00 per share (in Shares)																						2,000
Common stock issued for cash (in Shares)																						68,519
Net loss																						$ (3,555,100)
Balance at Sep. 30, 2015																						$ (6,245,040)